Other Financial Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets	Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Non consolidated equity investments	3,133	3,133
Other investments	483	483
Financial investments	4,550	—
Loans	428	452
Deposits and guarantees	335	302
Liquidity contract	534	616
TOTAL	9,464	4,986
Of which : Current	4,550	—
Of which : Non-current	4,914	4,986

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	2022/12/31			2023/06/30
Non consolidated equity investments	3,133	—	—	3,133
Other investments	483	—	—	483
Financial investments	4,550	—	(4,550)	—
Loans	428	24	—	452
Deposits and guarantees	335	35	(68)	302
Liquidity contract	534	—	82	616
TOTAL	9,464	58	(4,536)	4,986